CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2024
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

8.CONVERTIBLE PREFERRED SHARES

In January and February 2020, the Company issued 2,377,642 shares of Series A convertible preferred shares (“Series A Preferred Shares”) with a par value $0.0001 per share at $3.7036 per share for a total consideration of (i) cash $6,792 and (ii) notes principal plus unpaid interests $2,014 in convertible promissory notes issued in October 2019.

In December 2020, the Company issued 5,443,272 shares of Series B convertible preferred shares (“Series B Preferred Shares”) with a par value $0.0001 per share to a group of investors at $4.2254 per share for a cash consideration of $23,000. The shareholder agreement therefore was amended and restated to reflect the issuance of Series B in the liquidation preference. Other than above, the rights and obligations for shareholders of Series A Preferred Shares and Series B Preferred Shares are consistent.

On May 3, 2022 total convertible preferred shares issued and outstanding of 7,820,914 shares were all converted to ordinary shares upon the completion of IPO. Total ending balance of convertible preferred shares are nil as of December 31, 2023 and 2024 respectively.